Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Korea software financial cooperative [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets investment amount	₩ 10,511	₩ 9,016
Ustream Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from the disposal of Subsidiary	₩ 97,913	₩ 98,309